Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of notes payable

	September 30, 2022	June 30, 2022

Fair value of unsecured notes payable to seller of Concepts and Solutions, a related party, bearing interest at 3% per year, payable in annual installments through November 30, 2021. Payment is subject to adjustment based on the achievement of minimum gross revenues and successful completion of certain pre-acquistion withholding tax issues of Concepts and Solutions.

	$ 1,030,079	$ 1,030,079

Note payable to a stockholder in which the note principal plus interest at 15% is payable the earlier of 60 days after invoicing a certain customer, or April, 2022 due to an extension granted by the lender. On December 23, 2021, an amendment extended the maturity to March 30, 2025, changed the interest rate to 10% with monthly payments of principal and interest of $8,823 beginning in June 2022. The note is collateralized by a security interest in a certain customer purchase order. Monthly payments were deferred by the lender.	385,000	385,000

Note payable related to acquisition of Classroom Tech in which the note principal is payable in 2021 with no interest obligations, upon the shareholder's resolution of a pre-acquisition liability with a bank.	-	55,000

Long term note bearing interest at 6% and maturing December 31, 2024 and other short-term payables due to stockholders and related parties	807,133	355,538

Total Related Party Notes Payable	2,222,212	1,825,617

Current Portion of Related Party Notes Payable	1,183,755	1,238,755

Long-term Portion of Related Party Notes Payable	$ 1,038,457	$ 586,862

	June 30, 2022	June 30, 2021

Note payable to a stockholder in which the $200,000 principal plus $10,000 of interest was payable in December 2019. Borrowings under the note increased to $400,000 and the maturity was extended to November 13, 2021. The note bears interest at 6% per annum and is payable in cash or common stock, at the Company's option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity was convertible into 400,000 shares of Series D Preferred Stock. If principal was paid prior to maturity, the right of conversion would be terminated. Extinguished by exchange for Series F Preferred Stock on December 28, 2021.

	$ -	$400,000

Fair value of unsecured notes payable to seller of Concepts and Solutions, a related party, bearing interest at 3% per year, payable in annual installments through November 30, 2021. Payment is subject to adjustment based on the achievement of minimum gross revenues and successful completion of certain preacquisition withholding tax issues of Concepts and Solutions.	1,030,079	1,030,079

Note payable to a stockholder in which the note principal plus 6% interest was payable on November 7, 2021. Note was amended in March 2020 by increasing the balance to $1,225,000. Interest is payable in cash or common stock, at the holder's option. If interest is paid in common stock, the conversion price was to be the market price at the time of conversion. Principal on the note at maturity was convertible into 1,225,000 shares of Series D Preferred Stock. If principal was paid prior to maturity, the right of conversion would be terminated. Extinguished by exchange for Series F Preferred Stock on December 27, 2021.

	-	1,225,000

Note payable to a stockholder in which the note principal plus 6% interest is payable in November 13, 2021. Interest was payable in cash or common stock, at the Company's option. If interest was paid in common stock, the conversion price would be the market price at the time of conversion. Principal on the note at maturity was convertible into 200,000 shares of Series D Preferred Stock. If principal was paid prior to maturity, the right of conversion would be terminated. Extinguished by exchange for Series F Preferred Stock on December 20, 2021.	-	200,000

Note payable to a stockholder in which the note principal plus interest at 15% is payable the earlier of 60 days after invoicing a certain customer, or April 2022 due to an extension granted by the lender. On December 23, 2021, an amendment extended the maturity to March 30, 2025, changed the interest rate to 10% with monthly payments of principal and interest of $8,823 beginning in June 2022. The note is collateralized by a security interest in a certain customer purchase order. Monthly payments were deferred by the lender to a future date to be determined by the lender.	385,000	385,000

Note payable related to the acquisition of Classroom Tech in which the note principal is payable in 2021 with no interest obligations, upon the shareholder’s resolution of a preacquisition liability with a bank.	55,000	155,690

Long term note bearing interest at 6% and maturing December 31, 2024 and other short term payables due to stockholders and related parties.	355,538	75,986

Total Related Party Notes Payable	1,825,617	3,471,755

Current Portion of Related Party Notes Payable	1,238,755	3,471,755

Long-term Portion of Related Party Notes Payable	$586,862	$ -

Schedule of related party notes payable maturities

Period ending September 30,
2023	$1,183,755
2024	105,876
2025	932,581
$2,222,212